Financial Assets at Fair Value Through Profit or Loss (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Other current assets	$ 17,731	$ 39,442	$ 17,152
Gains (losses) on financial assets at fair value through profit or loss	0	322
Income tax liabilities	$ 6,007	7,285	$ 14,674
Financial assets at fair value through profit or loss, category [member]
Proceeds from disposal or maturity of available-for-sale financial assets		10,000
Other current assets		22,000
Gains (losses) on financial assets at fair value through profit or loss		23,038
Income tax liabilities		2,304
Disposal Or Maturity Of Available for sale Financial Assets		$ 32,000